Earnings per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per share

	Three months ended March 31,
	2017	2018
Net income available to Genpact Limited common shareholders	$53,338	$64,695
Weighted average number of common shares used in computing basic earnings per common share	199,069,528	192,816,626
Dilutive effect of stock-based awards	3,586,409	3,471,943
Weighted average number of common shares used in computing dilutive earnings per common share	202,655,937	196,288,569
Earnings per common share attributable to Genpact Limited common shareholders
Basic	$0.27	$0.34
Diluted	$0.26	$0.33

	Year ended December 31,
	2015	2016	2017
Net income available to Genpact Limited common shareholders	$239,817	$269,684	$263,111
Weighted average number of common shares used in computing basic earnings per common share	216,606,542	206,861,536	193,864,755
Dilutive effect of stock-based awards	2,538,502	3,264,487	3,184,797
Weighted average number of common shares used in computing dilutive earnings per common share	219,145,044	210,126,023	197,049,552
Earnings per common share attributable to Genpact Limited common shareholders
Basic	$1.11	$1.30	$1.36
Diluted	$1.09	$1.28	$1.34